NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency Translation (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2018	June 30, 2017	June 30, 2016
Year-end spot rate	US$1=RMB 6.6181	US$1=RMB 6.7780	US$1=RMB 6.6434
Average rate	US$1=RMB 6.5020	US$1=RMB 6.8118	US$1=RMB 6.4416